Pension and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company's plans as of December 31:

	Pension benefits		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$616.0	$647.1	$201.1	$209.5
Plan settlements	(1.2)	—	0.7	—
Service cost	11.4	13.6	2.4	2.9
Interest cost	34.5	33.3	11.5	11.1
Actuarial loss (gain)	19.1	(32.6)	9.3	(11.1)
Contributions from retirees	—	—	2.5	2.0
Medicare Part D subsidy receipts	—	—	0.4	0.3
Benefits paid	(53.5)	(45.3)	(16.5)	(13.6)
Foreign exchange	(0.1)	(0.1)	—	—
Projected benefit obligation, end of year	$626.2	$616.0	$211.4	$201.1
Change in plan assets
Fair value of plan assets, beginning of year	620.8	610.2	201.7	193.8
Actual return on plan assets	78.6	33.4	31.1	16.4
Employer contributions	20.5	22.6	4.2	2.8
Plan settlements	(1.1)	(0.1)	—	—
Contributions from retirees	—	—	2.5	2.0
Medicare Part D subsidy receipts	—	—	0.4	0.3
Benefits paid	(53.5)	(45.3)	(16.5)	(13.6)
Fair value of plan assets, end of year	$665.3	$620.8	$223.4	$201.7
Funded status	$39.1	$4.8	$12.0	$0.6
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 10)	66.1	32.6	63.3	51.9
Current liabilities	(1.7)	(1.6)	(4.0)	(3.9)
Non-current liabilities	(25.3)	(26.2)	(47.3)	(47.4)
Net amount recognized	$39.1	$4.8	$12.0	$0.6
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Accumulated benefit obligation	$26.9	$38.9	$70.1	$69.6
Fair value of plan assets	$—	$11.3	$18.9	$18.4
9.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Projected benefit obligation	$38.5	$39.5	$70.1	$69.6
Fair value of plan assets	$11.4	$11.3	$18.9	$18.4

Schedule of Amounts Recognized in Other Comprehensive Loss	Pension and post-employment actuarial changes

Change in AOCI, before tax	Pension		OPEB
(millions of U.S. dollars)	Actuarial losses (gains)	Past service losses (gains)	Actuarial losses (gains)	Past service losses (gains)
Balance, January 1, 2024	$(6.9)	$(2.6)	$(35.3)	$(1.3)
Additions to AOCI	(31.0)	—	(17.0)	0.8
Amortization during the year	1.5	1.5	3.5	—
Reclassification to regulatory accounts	15.4	(0.8)	15.3	—
Balance, December 31, 2024	$(21.0)	$(1.9)	$(33.5)	$(0.5)
Additions to AOCI	(21.9)	—	(10.8)	0.7
Amortization during the year	3.2	1.4	4.9	0.9
Reclassification to regulatory accounts	4.1	(0.8)	8.8	(0.7)
Balance, December 31, 2025	$(35.6)	$(1.3)	$(30.6)	$0.4

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2025 and 2024 were as follows:

	Pension benefits		OPEB
	2025	2024	2025	2024
Discount rate	5.49%	5.73%	5.55%	5.77%
Interest crediting rate (for cash balance plans)	4.42%	4.45%	N/A	N/A
Rate of compensation increase	3.67%	3.64%	N/A	N/A
Health care cost trend rate
Before age 65			7.00%	6.75%
Age 65 and after			6.00%	9.53%
Assumed ultimate medical inflation rate			4.50%	4.50%
Year in which ultimate rate is reached			2036	2034

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Cost
Weighted average assumptions used to determine net benefit cost for 2025 and 2024 were as follows:

	Pension benefits		OPEB
	2025	2024	2025	2024
Discount rate	5.73%	5.19%	5.77%	5.22%
Expected return on assets	6.43%	6.27%	6.40%	5.64%
Rate of compensation increase	5.51%	5.10%	N/A	N/A
Health care cost trend rate
Before age 65			6.75%	7.00%
Age 65 and after			9.53%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.50%
Year in which ultimate rate is reached			2034	2034

Schedule of Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of pension and other post-employment non-service costs in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
(millions of U.S. dollars)	2025	2024	2025	2024
Service cost	$11.4	$13.6	$2.4	$2.9
Non-service costs
Interest cost	34.5	33.3	11.5	11.1
Expected return on plan assets	(36.9)	(34.6)	(11.0)	(10.5)
Amortization of net actuarial loss	(3.2)	(1.5)	(4.9)	(3.5)
Amortization of prior service credits	(1.4)	(1.5)	(0.9)	(0.9)
Amortization of regulatory accounts	9.3	15.6	6.7	6.6
	$2.3	$11.3	$1.4	$2.8
Net benefit cost	$13.7	$24.9	$3.8	$5.7

Schedule of Target Asset Allocation
The Company's target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	45%	20% - 100%
Debt securities	46%	20% - 80%
Other	9%	0% - 20%
	100%

The fair values of investments as of December 31, 2025, by asset category, are as follows:

Asset class	2025	Percentage
Equity securities	$431.3	49%
Debt securities	404.5	45%
Other	52.9	6%
	$888.7	100%

Schedule of Changes in Fair Value of Level 3 Assets
The following table summarizes the changes in fair value of these Level 3 assets as of December 31:

(millions of U.S. dollars)	Level 3
Balance, January 1, 2025	$29.7
Contributions into funds	5.9
Return on assets	1.8
Distributions	(4.5)
Balance, December 31, 2025	$32.9

Schedule of Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

(millions of U.S. dollars)	2026	2027	2028	2029	2030	2031-2035
Pension plan	$50.7	$50.5	$50.7	$52.3	$51.5	$252.9
OPEB	$13.4	$13.3	$13.8	$14.1	$14.5	$75.2